Benefit Plans 2 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2017		Dec. 31, 2016
Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 4,827.3		$ 4,767.6		$ 5,174.1		$ 4,827.3
Year End Allocation
Total						100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		4,827.3		4,767.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		5,174.1		4,827.3
Pension Plan [Member] | AEP Texas Inc. [Member]
Allocated Assets of Investments						8.80%		8.60%
Pension and Other Postretirement Plans' Assets
Asset Class		416.6		415.4		$ 455.9		$ 416.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		416.6		415.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		455.9		416.6
Pension Plan [Member] | Appalachian Power Co [Member]
Allocated Assets of Investments						12.60%		12.60%
Pension and Other Postretirement Plans' Assets
Asset Class		606.4		603.2		$ 651.7		$ 606.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		606.4		603.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		651.7		606.4
Pension Plan [Member] | Indiana Michigan Power Co [Member]
Allocated Assets of Investments						12.30%		12.10%
Pension and Other Postretirement Plans' Assets
Asset Class		586.1		570.0		$ 636.7		$ 586.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		586.1		570.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		636.7		586.1
Pension Plan [Member] | Ohio Power Co [Member]
Allocated Assets of Investments						9.80%		9.80%
Pension and Other Postretirement Plans' Assets
Asset Class		473.8		472.1		$ 509.1		$ 473.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		473.8		472.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		509.1		473.8
Pension Plan [Member] | Public Service Co Of Oklahoma [Member]
Allocated Assets of Investments						5.60%		5.50%
Pension and Other Postretirement Plans' Assets
Asset Class		266.0		262.1		$ 287.8		$ 266.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		266.0		262.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		287.8		266.0
Pension Plan [Member] | Southwestern Electric Power Co [Member]
Allocated Assets of Investments						6.00%		6.00%
Pension and Other Postretirement Plans' Assets
Asset Class		287.3		280.6		$ 311.7		$ 287.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		287.3		280.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		311.7		287.3
Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		1,545.9		1,577.4		$ 1,732.5		$ 1,545.9
Year End Allocation
Total						100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		1,545.9		1,577.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		1,732.5		1,545.9
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Allocated Assets of Investments						8.50%		8.70%
Pension and Other Postretirement Plans' Assets
Asset Class		134.1		138.6		$ 147.3		$ 134.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		134.1		138.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		147.3		134.1
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Allocated Assets of Investments						15.80%		16.00%
Pension and Other Postretirement Plans' Assets
Asset Class		246.9		256.7		$ 273.4		$ 246.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		246.9		256.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		273.4		246.9
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Allocated Assets of Investments						12.20%		12.10%
Pension and Other Postretirement Plans' Assets
Asset Class		186.6		189.0		$ 211.1		$ 186.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		186.6		189.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		211.1		186.6
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Allocated Assets of Investments						11.50%		11.80%
Pension and Other Postretirement Plans' Assets
Asset Class		182.6		191.6		$ 198.5		$ 182.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		182.6		191.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		198.5		182.6
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Allocated Assets of Investments						5.50%		5.60%
Pension and Other Postretirement Plans' Assets
Asset Class		86.4		88.3		$ 95.5		$ 86.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		86.4		88.3
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		95.5		86.4
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Allocated Assets of Investments						6.40%		6.30%
Pension and Other Postretirement Plans' Assets
Asset Class		96.8		97.8		$ 110.4		$ 96.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		96.8		97.8
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		110.4		96.8
Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		365.0		365.0		790.8		365.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		365.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		790.8		365.0
Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		318.9		318.9		339.9		318.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		318.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		339.9		318.9
Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		797.0		797.0		826.7		797.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		797.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		826.7		797.0
Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		976.6		976.6		700.4		976.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		976.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		700.4		976.6
Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		2,941.7		2,941.7		3,556.6		2,941.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		2,941.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		3,556.6		2,941.7
Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		250.4		250.4		692.2		250.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		250.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		692.2		250.4
Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		723.6		674.5		0.0		723.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		723.6		674.5
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		0.0		24.9
Relating to Assets Sold During the Period		0.0		45.2
Purchases and Sales		0.0		(21.0)
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		(723.6)	[1]	0.0
Fair Value of Plan Assets as of December 31		0.0		723.6
Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Equity Securities [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		1,231.5		1,231.5		$ 1,306.1		$ 1,231.5
Year End Allocation
Total						25.20%		25.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		1,231.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		1,306.1		1,231.5
Equity Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		999.2		999.2		$ 777.0		$ 999.2
Year End Allocation
Total						44.80%		64.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		999.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		777.0		999.2
Equity Securities [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		400.5		400.5		$ 452.9		$ 400.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		400.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		452.9		400.5
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		20.5		20.5		153.6		20.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		20.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		153.6		20.5
Equity Securities [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		797.0		797.0		826.3		797.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		797.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		826.3		797.0
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		952.6		952.6		614.0		952.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		952.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		614.0		952.6
Equity Securities [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		34.0		34.0		26.9		34.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		34.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		26.9		34.0
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		26.1		26.1		9.4		26.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		26.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		9.4		26.1
Equity Securities [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Domestic [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		357.8		357.8		$ 318.6		$ 357.8
Year End Allocation
Total						6.20%		7.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		357.8
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		318.6		357.8
Domestic [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		517.1		517.1		$ 307.1		$ 517.1
Year End Allocation
Total						17.70%		33.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		517.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		307.1		517.1
Domestic [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		$ 0.0		$ 0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Domestic [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		357.8		357.8		318.6		357.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		357.8
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		318.6		357.8
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		517.1		517.1		307.1		517.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		517.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		307.1		517.1
Domestic [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Domestic [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
International [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		439.2		439.2		$ 507.7		$ 439.2
Year End Allocation
Total						9.80%		9.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		439.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		507.7		439.2
International [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		435.5		435.5		$ 306.9		$ 435.5
Year End Allocation
Total						17.70%		28.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		435.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		306.9		435.5
International [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		$ 0.0		$ 0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
International [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		439.2		439.2		507.7		439.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		439.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		507.7		439.2
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		435.5		435.5		306.9		435.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		435.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		306.9		435.5
International [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
International [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Options [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		20.0		20.0		$ 26.9		$ 20.0
Year End Allocation
Total						0.50%		0.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		20.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		26.9		20.0
Options [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		15.2		15.2		$ 9.4		$ 15.2
Year End Allocation
Total						0.50%		1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		15.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		9.4		15.2
Options [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		$ 0.0		$ 0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Options [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Options [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Options [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Options [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		20.0		20.0		26.9		20.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		20.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		26.9		20.0
Options [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		15.2		15.2		9.4		15.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		15.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		9.4		15.2
Options [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Options [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Common Collective Trusts [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	414.5		414.5		$ 452.9		$ 414.5
Year End Allocation
Total	[2]					8.70%		8.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	414.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	452.9		414.5
Common Collective Trusts [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	31.4		31.4		$ 153.6		$ 31.4
Year End Allocation
Total	[3]					8.90%		2.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	31.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	153.6		31.4
Common Collective Trusts [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	400.5		400.5		$ 452.9		$ 400.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	400.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	452.9		400.5
Common Collective Trusts [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	20.5		20.5		153.6		20.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	20.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	153.6		20.5
Common Collective Trusts [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0		0.0
Common Collective Trusts [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0		0.0
Common Collective Trusts [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	14.0		14.0		0.0		14.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	14.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0		14.0
Common Collective Trusts [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	10.9		10.9		0.0		10.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	10.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0		10.9
Common Collective Trusts [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0		0.0
Common Collective Trusts [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0		0.0
Fixed Income [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		2,825.6		2,825.6		$ 2,992.3		$ 2,825.6
Year End Allocation
Total						57.80%		58.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		2,825.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		2,992.3		2,825.6
Fixed Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		307.5		307.5		$ 693.9		$ 307.5
Year End Allocation
Total						40.10%		19.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		307.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		693.9		307.5
Fixed Income [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		79.5		79.5		$ 0.0		$ 79.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		79.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		79.5
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		93.7		93.7		185.0		93.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		93.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		185.0		93.7
Fixed Income [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		49.7		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		49.7		0.0
Fixed Income [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		2,746.1		2,746.1		2,992.3		2,746.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		2,746.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		2,992.3		2,746.1
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		213.8		213.8		459.2		213.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		213.8
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		459.2		213.8
Fixed Income [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Common Collective Trust - Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	32.3		32.3				$ 32.3
Year End Allocation
Total	[2]							0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	32.3
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]			32.3
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	93.7		93.7		$ 185.0		$ 93.7
Year End Allocation
Total	[3]					10.70%		6.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	93.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	185.0		93.7
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	32.3		32.3				$ 32.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	32.3
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]			32.3
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	93.7		93.7		$ 185.0		93.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	93.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	185.0		93.7
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0		0.0				0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]			0.0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0		0.0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0		0.0				0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]			0.0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0		0.0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0		0.0				0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]			0.0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[3]	0.0		0.0
United States Government and Agency Securities [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		441.0	[2]	441.0	[2]	$ 1,376.5		$ 441.0	[2]
Year End Allocation
Total						26.60%		9.10%	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	441.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		1,376.5		441.0	[2]
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		64.7		64.7		$ 187.4		$ 64.7
Year End Allocation
Total						10.80%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		64.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		187.4		64.7
United States Government and Agency Securities [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		17.7	[2]	17.7	[2]	$ 0.0		$ 17.7	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	17.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		17.7	[2]
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[2]	0.0	[2]	0.0		0.0	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0	[2]
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		423.3	[2]	423.3	[2]	1,376.5		423.3	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	423.3
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		1,376.5		423.3	[2]
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		64.7		64.7		187.4		64.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		64.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		187.4		64.7
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[2]	0.0	[2]	0.0		0.0	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0	[2]
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Corporate Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		1,942.2	[2]	1,942.2	[2]	$ 1,277.0		$ 1,942.2	[2]
Year End Allocation
Total						24.70%		40.20%	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	1,942.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		1,277.0		1,942.2	[2]
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		121.6		121.6		$ 214.1		$ 121.6
Year End Allocation
Total						12.40%		7.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		121.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		214.1		121.6
Corporate Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		10.0	[2]	10.0	[2]	$ 0.0		$ 10.0	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	10.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		10.0	[2]
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Corporate Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[2]	0.0	[2]	0.0		0.0	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0	[2]
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Corporate Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		1,932.2	[2]	1,932.2	[2]	1,277.0		1,932.2	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	1,932.2
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		1,277.0		1,932.2	[2]
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		121.6		121.6		214.1		121.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		121.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		214.1		121.6
Corporate Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[2]	0.0	[2]	0.0		0.0	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0	[2]
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Foreign Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		385.8	[2]	385.8	[2]	$ 296.9		$ 385.8	[2]
Year End Allocation
Total						5.70%		8.00%	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	385.8
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		296.9		385.8	[2]
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		18.6		18.6		$ 40.7		$ 18.6
Year End Allocation
Total						2.40%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		18.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		40.7		18.6
Foreign Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		12.1	[2]	12.1	[2]	$ 0.0		$ 12.1	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	12.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		12.1	[2]
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Foreign Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[2]	0.0	[2]	0.0		0.0	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0	[2]
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Foreign Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		373.7	[2]	373.7	[2]	296.9		373.7	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	373.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		296.9		373.7	[2]
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		18.6		18.6		40.7		18.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		18.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		40.7		18.6
Foreign Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[2]	0.1		0.0		0.0	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0	[2]	0.1
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date				0.0
Relating to Assets Sold During the Period				0.0
Purchases and Sales				(0.1)
Transfers into Level 3				0.0
Transfers out of Level 3				0.0
Fair Value of Plan Assets as of December 31		0.0		0.0	[2]
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
State and Local Government [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		11.5		11.5		$ 31.7		$ 11.5
Year End Allocation
Total						0.60%		0.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		11.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		31.7		11.5
State and Local Government [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		3.0		3.0		$ 66.5		$ 3.0
Year End Allocation
Total						3.80%		0.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		3.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		66.5		3.0
State and Local Government [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		$ 0.0		$ 0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
State and Local Government [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		49.7		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		49.7		0.0
State and Local Government [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		11.5		11.5		31.7		11.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		11.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		31.7		11.5
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		3.0		3.0		16.8		3.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		3.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		16.8		3.0
State and Local Government [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Other - Asset Backed [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		12.8	[2]	12.8	[2]	$ 10.2		$ 12.8	[2]
Year End Allocation
Total						0.20%		0.30%	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	12.8
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		10.2		12.8	[2]
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		5.9		5.9		$ 0.2		$ 5.9
Year End Allocation
Total						0.00%		0.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		5.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.2		5.9
Other - Asset Backed [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		7.4	[2]	7.4	[2]	$ 0.0		$ 7.4	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	7.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		7.4	[2]
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[2]	0.0	[2]	0.0		0.0	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0	[2]
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		5.4	[2]	5.4	[2]	10.2		5.4	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	5.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		10.2		5.4	[2]
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		5.9		5.9		0.2		5.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		5.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.2		5.9
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[2]	0.0	[2]	0.0		0.0	[2]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0	[2]
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Infrastructure [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		57.6		57.6		$ 59.5	[2]	$ 57.6
Year End Allocation
Total						1.20%	[2]	1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		57.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		59.5	[2]	57.6
Infrastructure [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		$ 59.5	[2]	$ 0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		59.5	[2]	0.0
Infrastructure [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0	[2]	0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0	[2]	0.0
Infrastructure [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0	[2]	0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0	[2]	0.0
Infrastructure [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		57.6		42.0		0.0	[2]	57.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		57.6		42.0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		0.0		5.9
Relating to Assets Sold During the Period		0.0		0.9
Purchases and Sales		0.0		8.8
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		(57.6)	[1]	0.0
Fair Value of Plan Assets as of December 31		0.0	[2]	57.6
Real Estate [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		254.9		254.9		$ 290.3	[2]	$ 254.9
Year End Allocation
Total						5.60%	[2]	5.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		254.9
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		290.3	[2]	254.9
Real Estate [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		$ 290.3	[2]	$ 0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		290.3	[2]	0.0
Real Estate [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0	[2]	0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0	[2]	0.0
Real Estate [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0	[2]	0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0	[2]	0.0
Real Estate [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		254.9		253.7		0.0	[2]	254.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		254.9		253.7
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		0.0		5.3
Relating to Assets Sold During the Period		0.0		23.2
Purchases and Sales		0.0		(27.3)
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		(254.9)	[1]	0.0
Fair Value of Plan Assets as of December 31		0.0	[2]	254.9
Alternative Investments [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		411.1		411.1		$ 446.0	[2]	$ 411.1
Year End Allocation
Total						8.60%	[2]	8.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		411.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		446.0	[2]	411.1
Alternative Investments [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		$ 446.0	[2]	$ 0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		446.0	[2]	0.0
Alternative Investments [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0	[2]	0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0	[2]	0.0
Alternative Investments [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0	[2]	0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0	[2]	0.0
Alternative Investments [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		411.1		378.7		0.0	[2]	411.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		411.1		378.7
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		0.0		13.7
Relating to Assets Sold During the Period		0.0		21.1
Purchases and Sales		0.0		(2.4)
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		(411.1)	[1]	0.0
Fair Value of Plan Assets as of December 31		0.0	[2]	411.1
Securities Lending [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		161.6		161.6		$ 501.8		$ 161.6
Year End Allocation
Total						9.70%		3.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		161.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		501.8		161.6
Securities Lending [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		$ 0.0		$ 0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Securities Lending [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Securities Lending [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		161.6		161.6		501.8		161.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		161.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		501.8		161.6
Securities Lending [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Securities Lending Collateral [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	(163.3)		(163.3)		$ (503.5)		$ (163.3)
Year End Allocation
Total	[4]					(9.70%)		(3.40%)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[4]	(163.3)
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	(503.5)		(163.3)
Securities Lending Collateral [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	(163.3)		(163.3)		$ (503.5)		$ (163.3)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[4]	(163.3)
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	(503.5)		(163.3)
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[4]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	0.0		0.0
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[4]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	0.0		0.0
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[4]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[4]	0.0		0.0
Trusted Owned Life Insurance [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		207.5		207.5		$ 223.6		$ 207.5
Year End Allocation
Total						12.90%		13.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		207.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		223.6		207.5
Trusted Owned Life Insurance [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		207.5		207.5		$ 0.0		$ 207.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		207.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		207.5
Trusted Owned Life Insurance [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
Trusted Owned Life Insurance [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		223.6		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		223.6		0.0
Trusted Owned Life Insurance [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0
International Equities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		110.1	[3]	110.1	[3]	$ 105.4		$ 110.1	[3]
Year End Allocation
Total						6.10%		7.10%	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	110.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		105.4		110.1	[3]
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		110.1	[3]	110.1	[3]	$ 0.0		$ 110.1	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	110.1
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		110.1	[3]
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[3]	0.0	[3]	0.0		0.0	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0	[3]
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[3]	0.0	[3]	105.4		0.0	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		105.4		0.0	[3]
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[3]	0.0	[3]	0.0		0.0	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0	[3]
United States Bonds [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		97.4	[3]	97.4	[3]	$ 118.2		$ 97.4	[3]
Year End Allocation
Total						6.80%		6.30%	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	97.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		118.2		97.4	[3]
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		97.4	[3]	97.4	[3]	$ 0.0		$ 97.4	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	97.4
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		97.4	[3]
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[3]	0.0	[3]	0.0		0.0	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0	[3]
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[3]	0.0	[3]	118.2		0.0	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		118.2		0.0	[3]
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	[3]	0.0	[3]	0.0		0.0	[3]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[3]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0		0.0	[3]
Cash and Cash Equivalents [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	29.7		29.7		$ 57.2		$ 29.7
Year End Allocation
Total	[2]					1.10%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	29.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	57.2		29.7
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		34.5		34.5		$ 40.9	[3]	$ 34.5
Year End Allocation
Total						2.40%	[3]	2.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		34.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		40.9	[3]	34.5
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	29.7		29.7		$ 21.2		$ 29.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	29.7
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	21.2		29.7
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		4.2	[3]	0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		4.2	[3]	0.0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0		0.0		0.4		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.4		0.0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		24.0		24.0		36.7	[3]	24.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		24.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		36.7	[3]	24.0
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0		0.0		35.6		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	35.6		0.0
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		10.5		10.5		0.0	[3]	10.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		10.5
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0	[3]	10.5
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[2]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[2]	0.0		0.0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0		0.0	[3]	0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1		0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31		0.0	[3]	0.0
Other - Pending Transactions and Accrued Income [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	18.6		18.6		$ 24.4		$ 18.6
Year End Allocation
Total	[5]					0.50%		0.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[5]	18.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[5]	24.4		18.6
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	(2.8)		(2.8)		$ (2.9)		$ (2.8)
Year End Allocation
Total	[6]					(0.20%)		(0.20%)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[6]	(2.8)
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[6]	(2.9)		(2.8)
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	18.6		18.6		$ 24.4		$ 18.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[5]	18.6
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[5]	24.4		18.6
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	(2.8)		(2.8)		(2.9)		(2.8)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[6]	(2.8)
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[6]	(2.9)		(2.8)
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[5]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[5]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[6]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[6]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[5]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[5]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[6]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[6]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[5]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[5]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	0.0		0.0		$ 0.0		$ 0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Fair Value of Plan Assets as of January 1	[6]	0.0
Actual Return on Plan Assets
Fair Value of Plan Assets as of December 31	[6]	$ 0.0		$ 0.0

[1]	The classification of Level 3 assets from the prior year was corrected in the current year presentation and included within the fair value hierarchy table as of December 31, 2017 as “Other” investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). Management concluded that these disclosure errors were immaterial individually and in the aggregate to all prior periods presented.
[2]	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.
[3]	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.
[4]	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.
[5]	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
[6]	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.